Note 5 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands														1 Months Ended						12 Months Ended
	Sep. 06, 2015 USD ($)	Jun. 04, 2015 USD ($)	Jun. 04, 2015 CNY (¥)	Apr. 03, 2015 USD ($)	Apr. 01, 2015 USD ($)	Mar. 30, 2015 USD ($)	Mar. 30, 2015 CNY (¥)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 CNY (¥)	Jan. 04, 2014 USD ($)	Jan. 04, 2014 CNY (¥)	Oct. 08, 2010 USD ($)	Oct. 08, 2010 CNY (¥)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 20, 2015	Jul. 02, 2015	Apr. 10, 2015	Apr. 01, 2015 CNY (¥)	Dec. 31, 2012
Proceeds from Related Party Debt																						$ 1,273	$ 2,498
Repayments of Related Party Debt																						$ 402
Wanchun Biotech [Member] | Wanchun Pharma [Member]
Equity Method Investment, Ownership Percentage						9.09%	9.09%																	9.09%	100.00%	9.09%		90.91%
Wanchunbulin [Member] | Wanchun Biotech [Member]
Related Party Transaction, Purchases from Related Party																				110	¥ 754
Mr. Linqing Jia [Member]
Proceeds from Related Party Debt		$ 81	¥ 500			$ 1,192	¥ 7,400	$ 2,002	¥ 12,410	$ 496	¥ 3,000	$ 5,000	¥ 33,145
Debt Instrument, Term								5 years	5 years	5 years	5 years	8 years	8 years
Repayments of Related Party Debt	$ 79			$ 323
Mr. Linqing Jia [Member] | Minimum [Member]
Debt Instrument, Interest Rate During Period																						6.48%	7.83%
Mr. Linqing Jia [Member] | Minimum [Member] | Additional Paid-in Capital [Member]
Debt Instrument, Interest Rate During Period																						10.07%
Mr. Linqing Jia [Member] | Maximum [Member]
Debt Instrument, Interest Rate During Period																						12.39%	12.91%
Mr. Linqing Jia [Member] | Maximum [Member] | Additional Paid-in Capital [Member]
Debt Instrument, Interest Rate During Period																						12.29%
Dr. Lan Huang [Member]
Due from Related Parties					$ 211																						¥ 1,300
Dr. Lan Huang [Member] | Payment for Consulting Services [Member]
Related Party Transaction, Amounts of Transaction																				$ 75		$ 300	$ 300
Dr. Lan Huang [Member] | Portion of Amount Due From Related Party Settled Against Consulting Service Fees [Member]
Related Party Transaction, Amounts of Transaction					$ 190
Wanchun Biotech [Member] | Wanchun Pharma [Member]
Proceeds from Related Party Debt														$ 650	¥ 4,000	$ 960	¥ 6,000	$ 960	¥ 6,000